Fair Value Measurements - Assets Measured on a Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Impaired loans	$ 11,646	$ 13,681	$ 14,368
Other real estate owned	1,200	1,400	2,600
Estimate of Fair Value Measurement [Member]
Impaired loans	11,102	12,848	12,772
Other real estate owned	1,205	1,412	2,590
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans	11,102	12,848	12,772
Other real estate owned	$ 1,205	$ 1,412	$ 2,590